Short-Term Borrowed Funds - Summary of Short-Term Borrowed Funds (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 5,509	$ 18,690
Short-term borrowed funds, weighted average rates at year end	1.30%	1.84%
Short-term borrowed funds, average balance during year	10,657	19,001
Short-term borrowed funds, weighted average rate during year	1.34%	1.85%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, average balance during year	4	5
Short-term borrowed funds, weighted average rate during year	0.79%	0.80%
Short-term borrowed funds, maximum month-end balance
Master Notes and Other Short Term Borrowing [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	3,998	6,180
Short-term borrowed funds, weighted average rates at year end	0.25%	0.92%
Short-term borrowed funds, average balance during year	5,617	7,464
Short-term borrowed funds, weighted average rate during year	0.41%	0.90%
Short-term borrowed funds, maximum month-end balance	6,736	7,491
Notes Payable [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	11	10
Short-term borrowed funds, weighted average rates at year end	6.00%	6.00%
Short-term borrowed funds, average balance during year	10	29
Short-term borrowed funds, weighted average rate during year	6.00%	4.37%
Short-term borrowed funds, maximum month-end balance	11	59
Short-term Advances from FHLB [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	1,500	12,500
Short-term borrowed funds, weighted average rates at year end	4.08%	2.30%
Short-term borrowed funds, average balance during year	5,026	11,503
Short-term borrowed funds, weighted average rate during year	2.61%	2.46%
Short-term borrowed funds, maximum month-end balance	$ 9,500	$ 13,500